Summary of Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation	Basis of Presentation The financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.
Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
Investments held by a defined contribution plan are required to be carried at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for a discussion of fair value measurements.
Dividend income is recorded on the ex-dividend date. Interest income from other investments is recorded as earned on an accrual basis. Net appreciation (depreciation) includes the Plan's gains and losses on investments bought and sold as well as held during the year.
Purchases and sales of securities are recorded on a trade-date basis.

Administrative Expenses
Administrative Expenses
Administrative expenses are paid by the Plan, if not paid by the Corporation. Expenses paid by the Corporation generally consist of audit, custody and recordkeeping services. Administrative expenses paid by the Corporation on behalf of the Plan totaled $118,700 for plan year 2025.

Contributions
Contributions
Participant contributions are recorded in the month withheld from participants’ wages. Corporation matching contributions are paid and recorded in the same month as participant contributions. Other annual Corporation contributions are made after the end of the plan year.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are recorded when they are incurred.
Distributions to Participants	Distributions to Participants Distributions to participants are recorded when paid by the trustee.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Risks and Uncertainties
Risks and Uncertainties
The Plan invests in various investments. These investments are exposed to various risks such as interest rate, market, liquidity and credit risks. Market risks include global events which could impact the value of investment securities, such as pandemic or international conflict. Due to the level of risk associated with certain investments and the sensitivity of certain fair value estimates to changes in valuation assumptions, it is at least reasonably possible that changes in the values of investments will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.
As of December 31, 2025 and December 31, 2024 the Plan had one significant investment, consisting solely of an investment in the Corporation’s common stock fund further described in Note 5, in the amount of $117,175,933 and $119,355,214, respectively.